Shareholders' equity	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Shareholders' equity

30    Shareholders’ equity

Accounting policy

Common shares are classified in shareholders’ equity. Each time a share premium is paid to the Company for an issued share, the respective share premium is allocated to the share premium account. Each time the repayment of a share premium is decided, such repayment shall be done pro-rata to the existing shareholders.

The distribution of dividends to the Company’s shareholders is recognized as a liability in the Company’s consolidated financial statements in the period in which the dividends are approved by the Company’s shareholders.

Shares repurchased under the Company’s buyback program and that are not cancelled, are reported as treasury shares and are deducted from shareholders’ equity. These shares are also deducted in earnings per share calculation.

(a)    Capital

As of December 31, 2019, the outstanding capital of USD 133,320 (2018: 133,320) is comprised of 133,320 thousand subscribed and issued common shares (2018: 133,320 thousand), with par value of US$ 1.00 per share. In addition to the subscribed and issued common shares, NEXA also has an authorized, but unissued and unsubscribed share capital set at USD 231,925.

(b)    Treasury shares

On September 20, 2018, the Company’s Board of Directors approved a share buyback program to repurchase up to USD 30,000 of its outstanding common shares, over the 12-month period beginning on November 6, 2018 and ending on November 6, 2019. The repurchased shares will not be cancelled but held in treasury at this time. As of December 31, 2019, the Company had repurchased USD 9,435, corresponding to 881,902 shares.

(c)    Share premium

The share premium, if any, may be distributed to the shareholders in accordance with Luxembourg Commercial Companies Act by a resolution of the Board of Directors.

(d)    Additional paid in capital

Additional paid in capital arises from transactions recognized in equity that do not qualify as capital or share premium in accordance with Luxembourg Commercial Companies Act and, therefore, cannot be distributed to the shareholders of the Company.

(e)    Accumulated other comprehensive income (loss)

The changes in the accumulated other comprehensive income (loss) are as follows:

	Cumulative translation	Remeasurements of	Hedge
	adjustment	retirement benefits	accounting	Total
At January 01, 2017	(89,087)	3,327	(9,980)	(95,740)
Translation adjustment on foreign investments	(10,742)	—	—	(10,742)
Cash flow hedge accounting	—	—	12,556	12,556
Remeasurements of retirement benefits	—	(3,327)	—	(3,327)
At December 31, 2017	(99,829)	—	2,576	(97,253)
Translation adjustment on foreign investments	(9,959)	—	—	(9,959)
Cash flow hedge accounting	—	—	(2,192)	(2,192)
At December 31, 2018	(109,788)	—	384	(109,404)
Translation adjustment on foreign investments	(54,765)	—	—	(54,765)
Cash flow hedge accounting	—	—	879	879
At December 31, 2019	(164,553)	—	1,263	(163,290)
Attributable to non-controlling interests				(23,034)
Attributable to NEXA's shareholders				(140,256)

(f)    Earnings per share

Basic earnings per share are computed by dividing the net income attributable to the NEXA’s shareholders by the average number of outstanding shares for the year. Diluted earnings per share is computed in a similar way, but with the adjustment in the denominator when assuming the conversion of all shares that may be dilutive. The Company does not have any dilutive shares and consequently the basic and diluted earnings per share are the same.

	2019	2018	2017
Net income(loss) for the year attributable to NEXA's shareholders	(146,626)	74,860	126,885
Weighted average number of outstanding common shares (thousands)	132,622	133,313	116,527
Earnings per share in US Dollars	(1.11)	0.56	1.09

(g)     Karmin acquisition agreement

The Company, through its subsidiary Votorantim Metals Canada Inc., acquired Karmin Exploration Inc. (“Karmin”), a public company listed on the TSX Venture Exchange (Canada) and the Lima Stock Exchange (Peru), for an aggregate acquisition price of USD 70,000. Karmin indirectly held the minority 30.0% interest of Mineração Dardanelos Ltda.(“Dardanelos”), owner of the Aripuanã project, not otherwise owned by the Company. On October 16, 2019, the transaction was approved by Karmin's shareholders and it closed on October 30, 2019, when the articles of arrangement were filed and the aggregate consideration was paid.

The acquisition price contemplated (i) the acquisition of 89,945,479 common shares, representing 100% of the issued and outstanding shares of Karmin, for an aggregate consideration of USD 69,300 paid at closing date to the shareholders of Karmin, and (ii) a USD 700 loan from the Company to Karmin for general corporate purposes.

On November 1 and 4, 2019, Karmin delisted its shares from the TSX Venture Exchange and the Lima Stock Exchange, respectively. At the date of the delisting, the Company owned 100% of the outstanding Karmin shares. On November 5, 2019 Votorantim Metals Canada Inc. and Karmin were amalgamated and Karmin ceased to exist.

The transaction was accounted for as a transaction with non-controlling interests, as the Company already controlled Dardanelos at the acquisition date. An amount of USD 37,404 related to the difference between the transaction’s acquisition price and the carrying amount of the non-controlling interest held prior to the acquisition was recognized in equity attributable to the NEXA’s shareholders.

(h)     Dividend distribution

On February 15, 2019, the Board of Directors approved a dividend distribution to the Company’s shareholders of record on March 14, 2019 in the amount of USD 0.53 cents per common share, for a total amount of USD 69,832. Dividends were paid in cash on March 28, 2019.

The Company’s subsidiary, NEXA PERU, also declared dividends in the three-month period ended March 31, 2019 in the amount of USD 200,001, including USD 32,880 to non-controlling interests and USD 2,256 to holders of investments shares (acciones de inversión). These shares give the holders the right to receive dividends but are not entitled to voting rights or the residual value of NEXA PERU’s equity.

(i)    Non-controlling interests

Summarized balance sheet

	NEXA PERU		Pollarix S.A.
	2019	2018	2019	2018
Current assets	725,103	957,821	24,365	10,280
Current liabilities	23,736	248,938	15,058	3,459
Current net assets	701,367	708,883	9,307	6,821

Non-current assets	695,712	642,007	125,335	91,702
Non-current liabilities	602,357	581,172	35,872	21,478
Non-current net assets	93,355	60,835	89,463	70,224

Net assets	794,722	769,718	98,770	77,045

Accumulated non-controlling interests	313,818	373,838	65,846	51,363

Summarized income statement

	NEXA PERU		Pollarix S.A.
	2019	2018	2019	2018
Net revenues	745,181	827,537	83,597	11,916
Net income for the year	11,370	142,082	50,350	3,742
Other comprehensive income	—	—	1,552	(15,322)
Total comprehensive income for the year	11,370	142,082	51,902	(11,580)

Comprehensive income (loss) attributable to non-controlling interests	(6,918)	13,621	1,619	(7,724)
Dividends paid to non-controlling interests	30,427	—	10,867	2,137

Summarized statement of cash flows

	NEXA PERU		Pollarix S.A.
	2019	2018	2019	2018
Net cash provided by (used in) operating activities	43,341	232,391	(55,426)	7,201
Net cash (used in) provided by investing activities	(111,268)	(76,695)	36,152	(762)
Net cash provided by (used in) financing activities	(200,248)	—	9,564	(6,441)
Increase (decrease) in cash and cash equivalents	(268,175)	155,696	(9,710)	(2)